Assets and liabilities held for sale - Narrative (Details) $ in Millions			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025 CAD ($)	Jul. 01, 2025 CAD ($)	Apr. 30, 2025 CAD ($) advertising_display	Dec. 31, 2025 CAD ($)	Jun. 30, 2026 CAD ($)	Dec. 31, 2027 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Oct. 01, 2025 CAD ($)	Jun. 30, 2025 radio_station	Oct. 04, 2024 advertising_display
Disclosure of financial assets [line items]
Number of advertising displays disposed | advertising_display			669
Operations							$ 8	$ 10
Bell Media radio stations
Disclosure of financial assets [line items]
Number of radio stations held for sale | radio_station										45
Proceeds from sale of operations	$ 44
Bell Media radio stations | Other gains (losses)
Disclosure of financial assets [line items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	3
Bell Media radio stations | Gains (losses) on fair value adjustment, investment
Disclosure of financial assets [line items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	(6)
Bell Media radio stations | Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Revenue							9	35
Bell Media radio stations | Forecast
Disclosure of financial assets [line items]
Proceeds from sale of operations					$ 53
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation					$ 6
OUTEDGE advertising displays | Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation			$ 4
Number of advertising displays disposed | advertising_display											669
Proceeds from disposition of advertising displays			$ 14
Home Security and Monitored Alarm Assets | Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Proceeds from sale of operations				$ 65			65
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation							57
Revenue							48	69
Total proceeds from sale of operations	170			170			170		$ 170
Home Security and Monitored Alarm Assets | Forecast | Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Additional proceeds from disposal of non-current assets to be received upon contingent consideration						$ 25
Home Security and Monitored Alarm Assets | Forecast | Assets and liabilities classified as held for sale | Top of range
Disclosure of financial assets [line items]
Additional proceeds from disposal of non-current assets to be received upon contingent consideration						$ 80
MSLE
Disclosure of financial assets [line items]
Proceeds from sale of operations							4,700
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation							5,200
Income tax liability		$ 542					542
MSLE | Disposal of major subsidiary [member]
Disclosure of financial assets [line items]
Proceeds from sale of operations		$ 4,700
MSLE | Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Liabilities included in disposal groups classified as held for sale	$ 0			$ 0			$ 0	493
Operations								$ 6